Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Text Block]
NOTE 3.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at March 31, 2013, and December 31, 2012:

	March 31, 2013	December 31, 2012

Raw materials	$111,554	$158,316

Work in process	115,028	179,314

Finished goods	222,222	157,856

Inventories, net	$448,804	$495,486

NOTE 3.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Raw materials	$158,316	$167,765

Work in process	179,314	191,450

Finished goods	157,856	385,793

Inventories, net	$495,486	$745,008